DIVIDENDS	12 Months Ended
Dec. 31, 2023
Dividends
DIVIDENDS

18. DIVIDENDS

On December 31, 2022, the subsidiary of the Company, Maxwill (Asia) Pte. Ltd., declared final dividends totaling US$672,000 payable to its ultimate controlling shareholder, Li Peng Leck, of which US$671,001 was offset against amount due from director and US$999 was paid in cash on the same day.

	December 31,
	2022	2023
	US$’000	US$’000
Dividends on ordinary shares proposed and paid:
- Final tax-exempt (one-tier) dividend for 2022 and 2023	672	–
	672	–